Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of cash flow - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A ordinary shares subject to possible redemption	$ 163,556,590	$ 163,556,590
Change in value of Class A ordinary shares subject to possible redemption	(468,390)	(2,339,930)
Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A ordinary shares subject to possible redemption	8,943,410	8,943,410
Change in value of Class A ordinary shares subject to possible redemption	468,390	2,339,930
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial value of Class A ordinary shares subject to possible redemption	172,500,000	172,500,000
Change in value of Class A ordinary shares subject to possible redemption